UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Effective April 10, 2017, Wellington Management Company, LLP (“Wellington”) joined Federated Investment Management Company (“Federated”) as a sub-adviser to the Fund.
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 9.45%, relative to an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s benchmark index (“Benchmark Index”).
Federated Commentary
During the period December 31, 2018 to December 31, 2019, interest rates declined across the yield curve. 2 year Treasury yields fell from 2.48% to 1.57%, a decline of 1.08%, while 30 year Treasury yields fell from 3.02% to 2.39%. The drop in rates was primarily due to two factors: (1) contentious trade negotiations between the U.S. and China, which dampened global growth and pushed the U.S. manufacturing sector into a mild recession, and (2) three 25 basis point cuts in the federal funds rate by the Federal Reserve (“Fed”) in response to this growth deceleration. Despite manufacturing woes, a strong consumer sector enabled U.S. gross domestic product to grow at a modest clip during the year. Consumer spending has been supported by a strong job market, strengthening balance sheet as evidenced by the rising savings rate, wages that are increasing at a moderate pace and the wealth effect of higher housing and stock prices.
While Treasury yields fell steadily during the period and were the main reason for the strong returns in the bond market, yields on other types of bonds were more volatile as spreads to Treasuries were buffeted by multiple factors, including anxiety over trade wars, Brexit, the inversion and subsequent un-inversion of the yield curve, impeachment hearings, and unpredictable presidential tweets. Despite these concerns, riskier sectors of the bond market managed to outperform Treasuries once the Fed shifted away from a tightening bias and began easing rates. With global central banks providing ample liquidity to backstop financial markets, stocks and bonds both were able to generate strong returns during the year.
Duration positioning subtracted modestly from returns relative to the Benchmark Index. The portion of the Fund sub-advised by Federated was slightly shorter than the Benchmark Index as rates fell during the year.
Yield curve positioning was also a very modest detractor from returns as losses from a steepening bias during the summer more than offset gains from a steepening bias in the fourth quarter.
Sector allocation added significantly to performance relative to the Benchmark Index. From the beginning of the period into the second half of 2019 the portion of the Fund sub-advised by Federated was moderately overweight high yield and investment grade corporate bonds, emerging market bonds, and mortgage-backed securities (both residential and commercial) (“MBS”), all of which outperformed Treasuries on an excess return basis.
Security selection was also a major positive contributor to returns, mainly by avoiding underperforming issuers in investment grade and high yield corporates (in energy and pharmaceuticals) and emerging market bonds (in China and Lebanon). Treasury Inflation Protection Securities (“TIPS”) added to selection return volatility, outperforming in the first and fourth quarters and underperforming in the second and third quarters, with little net impact on performance for the year as a whole.

Several small positions in commodity-oriented non-dollar currencies detracted slightly from returns as the dollar strengthened on concerns that the trade war would depress both global growth and commodity prices.
During the reporting period the Federated sub-advised portion of the Fund used various types of derivative securities including futures, swaps, and forward contracts to manage duration, sector, and currency exposures. These derivative positions were used both to hedge various risks as well as to position the portion of the Fund sub-advised by Federated to benefit from changes in market conditions.
Wellington Commentary
Over the period, global fixed income markets generated largely positive total returns, driven by a decline in sovereign yields across most markets – particularly in the first three quarters of the year. By the end of the period, yields increased across most markets amid stabilizing global activity indicators and progress on trade talks, despite continued accommodative global central bank policies. Geopolitical uncertainty remained elevated amid ongoing trade talks between the U.S. and China, Brexit negotiations, and U.S. presidential impeachment proceedings. Despite these concerns, corporate bond spreads tightened over optimism that monetary accommodation could offset the drag on global growth from restrictive trade policies.
Global monetary policies continued along a more dovish path, in aggregate. The Fed cut rates three times before deciding to take a more patient approach on future adjustments. Meanwhile, the European Central Bank launched a package of stimulus measures, including a rate cut, resumption of asset purchases to continue “as long as necessary,” and the introduction of tiered deposit rates to exempt banks from negative interest rates. The Bank of Japan maintained its short-term negative interest rate policy, while pledging to guide 10-year government bonds to around 0.0%. The Norges Bank, an outlier among major central banks this year, hiked rates three times but trimmed the projected path for interest rate increases, citing global uncertainties.
For much of the period, sovereign yields fell due to global economic uncertainty, dovish shifts by central banks, and escalating trade tensions. However, yields began to increase as U.S.-China trade tensions softened later in the year. A flight to safe-haven assets earlier in the year – in addition to accommodative Fed policy – led to a decline in U.S. yields. As bond yields fell to record lows over the year – the entire German yield curve fell into negative territory by August – investors seeking yield put their money to work in the U.S. Persistent Brexit uncertainty contributed to lower yields in the United Kingdom, while Australian yields also dipped over the period, due to dovish rhetoric from the Reserve Bank of Australia and weak economic data.
Absolute returns were positive for most fixed income sectors over the period, against a backdrop of dovish global central bank policies and improved U.S.-China trade talks. On an excess return basis, lower-rated sectors were among the top performers, benefiting from continued demand for yield-producing assets.
For the portion of the Fund sub-advised by Wellington, investment grade credit positioning within corporates was the primary contributor to relative outperformance, particularly industrials and financials issuers. Exposure to securitized sectors including collateralized loan obligations, commercial MBS, and non-agency MBS had a positive impact on relative returns, while positioning within agency MBS pass-throughs detracted. Duration/yield curve positioning had a negative impact on relative returns while inflation positioning via an allocation to TIPS was negligible. The portion of the Fund sub-advised by Wellington used credit default swaps to tactically manage credit exposure. These positions contributed favorably to relative returns. The portion of the Fund sub-advised by Wellington also used bond futures, primarily to manage overall duration and to take tactical duration and yield curve positions. These positions detracted from relative returns.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

15,000
14,000
13,000
12,000
11,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2010	10,688.02	10,654.00
2011	11,313.27	11,489.27
2012	12,001.12	11,972.97
2013	11,736.42	11,730.68
2014	12,347.07	12,430.49
2015	12,202.58	12,498.85
2016	12,774.88	12,829.76
2017	13,273.10	13,284.17
2018	13,112.49	13,285.68
2019	14,317.53	14,443.75

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	9.45%	N/A	3.30%
Investor Class	9.19%	3.01%	3.66%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	59.34%
Aa1	0.33
Aa2	1.06
Aa3	1.08
A1	1.22
A2	3.78
A3	5.47
Baa1	5.34
Baa2	5.96
Baa3	3.70
Ba1	1.08
Ba2	0.40
Ba3	0.29
B1	0.34
B2	0.27
B3	0.39
CCC, CC, C	0.64
D	0.00*
Equities	0.00*
Not Rated	6.28
Short Term Investments	3.03
Total	100.00%
*Amount is less than 0.005%.
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,025.70	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.80
Investor Class
Actual	$1,000.00	$1,023.70	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.61
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.70%
$ 116,878	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 116,880
326,810	ALM XII Ltd(a)(c) Series 2015-12A Class A1R2 2.89%, 04/16/2027 3-mo. LIBOR + 0.89%	326,833
250,000	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 2.90%, 07/15/2027 3-mo. LIBOR + 0.90%	249,529
155,000	Americredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	153,382
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 3.19%, 07/25/2029 3-mo. LIBOR + 1.25%	454,219
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 2.94%, 07/28/2028 3-mo. LIBOR + 1.00%	425,001
500,000	Atrium IX(a)(c) Series 2009A Class AR 3.15%, 05/28/2030 3-mo. LIBOR + 1.24%	499,803
48,468	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 3.12%, 01/18/2025 3-mo. LIBOR + 1.12%	48,476
250,000	Bain Capital Credit(a)(c) Series 2017-1A Class A1 3.22%, 07/20/2030 3-mo. LIBOR + 1.25%	250,083
142,401	Bayview Koitere Fund Trust(a)(b) Series 2017-RT4 Class A 3.50%, 07/28/2057	144,793
223,508	Bayview Mortgage Fund IVc Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	225,343
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
102,560	4.00%, 06/28/2053	104,236
	Series 2017-RT1 Class A1
207,607	3.00%, 03/28/2057	209,063
	Series 2017-RT5 Class A
238,593	3.50%, 05/28/2069	242,831
	Series 2017-RT6 Class A
134,647	3.50%, 10/28/2057	135,944
	Series 2017-SPL3 Class A
57,332	4.00%, 11/28/2053	58,672
	Series 2017-SPL4 Class A
110,732	3.50%, 01/28/2055	111,940
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-SPL5 Class A
$ 71,204	3.50%, 06/28/2057	$ 72,299
250,000	Bristol Park Ltd(a)(c) Series 2016-1A Class A 3.42%, 04/15/2029 3-mo. LIBOR + 1.42%	249,999
428,000	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 2.77%, 01/20/2028 3-mo. LIBOR + 0.80%	427,154
6,413	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	6,420
1,465	CLUB Credit Trust(a) Series 2017-P2 Class A 2.61%, 01/15/2024	1,465
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
192,562	4.12%, 07/25/2048	198,035
	Series 2019-1A Class A2
105,000	3.67%, 10/25/2049	105,018
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	133,970
410,000	Exeter Automobile Receivables Trust(a) Series 2019-4A Class D 2.58%, 09/15/2025	406,056
408,745	Galaxy XXIX Ltd(a)(c) Series 2018-29A Class A 2.70%, 11/15/2026 3-mo. LIBOR + 0.79%	408,817
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	225,142
	Marlette Funding Trust(a)
	Series 2018-2A Class A
13,061	3.06%, 07/17/2028	13,069
	Series 2019-3A Class A
292,848	2.69%, 09/17/2029	293,618
	Series 2019-4A Class A
353,160	2.39%, 12/17/2029	353,391
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
239,346	2.75%, 01/25/2061	240,341
	Series 2018-1 Class A1
308,400	3.25%, 05/25/2062	313,170
	Series 2018-2 Class A1
238,737	3.50%, 05/25/2058	243,345
	Series 2018-3 Class A1
169,970	3.50%, 08/25/2058	174,044
	Nationstar HECM Loan Trust(a)(b)
	Series 2018-SB51 Class A5H
22,007	3.19%, 07/25/2028	22,023

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A
$ 67,288	2.65%, 06/25/2029	$ 67,254
445,000	New Residential Advance Receivables Trust(a) Series 2019-T4 Class AT4 2.33%, 10/15/2051	444,248
	New Residential Mortgage LLC(a)
	Series 2018-FNT1 Class A
204,038	3.61%, 05/25/2023	204,413
	Series 2018-GS10 Class A1
222,506	3.79%, 07/25/2054	223,295
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 3.21%, 06/20/2029 3-mo. LIBOR + 1.30%	253,855
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
232,670	3.19%, 01/25/2023	233,383
	Series 2018-PLS2 Class A
62,180	3.27%, 02/25/2023	62,226
206,080	OCP Ltd(a)(c) Series 2015-8A Class A1R 2.85%, 04/17/2027 3-mo. LIBOR + 0.85%	206,098
390,000	OnDeck Asset Securitization Trust II LLC(a) Series 2019-1A Class A 2.65%, 11/18/2024	390,468
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
168,775	2.37%, 09/14/2032	168,746
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	231,329
	Regional Management Issuance Trust(a)
	Series 2018-1 Class A
190,000	3.83%, 07/15/2027	190,830
	Series 2018-2 Class A
320,000	4.56%, 01/18/2028	325,885
	Series 2019-1 Class A
250,000	3.05%, 11/15/2028	250,132
210,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	209,137
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
54,218	2.77%, 05/25/2026	54,405
	Series 2017-4 Class A
24,321	2.50%, 05/26/2026	24,359
	Series 2017-6 Class A2
73,371	2.82%, 11/25/2026	73,609
3,404	SoFi Consumer Loan Program Trust(a) Series 2018-2 Class A1 2.93%, 04/26/2027	3,405
Principal Amount		Fair Value
Non-Agency — (continued)
$ 409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 2.95%, 04/15/2029 3-mo. LIBOR + 0.95%	$ 403,285
405,000	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 2.86%, 01/20/2028 3-mo. LIBOR + 0.89%	404,774
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
21,048	2.90%, 11/15/2029	21,056
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	215,107
365,000	SPS Servicer Advance(a) Series 2019-T2 Class AT2 2.32%, 10/15/2052	364,632
601,385	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	600,300
325,000	TICP XII Ltd(a)(c) Series 2018-12A Class A 3.11%, 01/15/2031 3-mo. LIBOR + 1.11%	324,381
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
139,216	2.25%, 07/25/2056(b)	138,365
	Series 2017-2 Class A1
104,475	2.75%, 04/25/2057(b)	105,144
	Series 2017-3 Class A1
82,057	2.75%, 07/25/2057(b)	82,358
	Series 2017-4 Class A1
613,325	2.75%, 06/25/2057(b)	616,695
	Series 2017-5 Class A1
98,996	2.39%, 02/25/2057(c) 1-mo. LIBOR + 0.60%	98,751
	Series 2017-6 Class A1
392,485	2.75%, 10/25/2057(b)	394,714
	Series 2018-1 Class A1
70,153	3.00%, 01/25/2058(b)	70,870
	Series 2018-2 Class A1
258,495	3.25%, 03/25/2058(b)	262,842
	Series 2018-3 Class A1
191,409	3.75%, 05/25/2058(b)	197,936
	Series 2018-5 Class A1A
605,138	3.25%, 07/25/2058(b)	616,348
180,305	VOLT LXXXIII LLC(a)(d) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	180,197
660,000	VOLT LXXXIV LLC(a)(d) Series 2019-NP10 Class A1A 3.43%, 12/27/2049	659,680
250,000	Voya Ltd(a)(c) Series 2017-3A Class A1A 3.20%, 07/20/2030 3-mo. LIBOR + 1.23%	249,903
58,800	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	59,793

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Non-Agency — (continued)
$ 300,000	Westlake Automobile Receivables Trust(a) Series 2019-3A Class D 2.72%, 11/15/2024	$ 299,417
	Zais Ltd(a)(c)
	Series 2016-2A Class 1
250,000	3.53%, 10/15/2028 3-mo. LIBOR + 1.53%	249,209
	Series 2017-1A Class A1
263,000	3.37%, 07/15/2029 3-mo. LIBOR + 1.37%	259,838
TOTAL ASSET-BACKED SECURITIES — 3.70% (Cost $18,100,638)		$ 18,137,076
CORPORATE BONDS AND NOTES
Basic Materials — 0.58%
200,000	Carpenter Technology Corp 5.20%, 07/15/2021	205,009
100,000	Clearwater Paper Corp(a)(e) 5.38%, 02/01/2025	99,250
50,000	Coeur Mining Inc 5.88%, 06/01/2024	50,000
	Compass Minerals International Inc(a)
75,000	4.88%, 07/15/2024	74,719
25,000	6.75%, 12/01/2027	26,562
390,000	DuPont de Nemours Inc 4.21%, 11/15/2023	416,911
	Freeport-McMoRan Inc
25,000	5.00%, 09/01/2027	26,250
25,000	5.25%, 09/01/2029	26,782
25,000	5.40%, 11/14/2034	26,188
25,000	Hexion Inc(a) 7.88%, 07/15/2027	25,999
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	52,775
75,000	Methanex Corp 5.65%, 12/01/2044	71,766
50,000	PQ Corp(a) 5.75%, 12/15/2025	52,250
500,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	528,199
	RPM International Inc
300,000	4.55%, 03/01/2029	324,671
100,000	5.25%, 06/01/2045	111,761
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	63,549
100,000	2.95%, 08/15/2029	101,155
250,000	Southern Copper Corp 6.75%, 04/16/2040	333,087
Principal Amount		Fair Value
Basic Materials — (continued)
$ 200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	$ 213,900
		2,830,783
Communications — 3.80%
50,000	Acosta Inc(a)(f)(g) 7.75%, 10/01/2022	2,500
	Alibaba Group Holding Ltd
200,000	3.40%, 12/06/2027	208,132
200,000	4.20%, 12/06/2047	221,505
	Amazon.com Inc
25,000	2.80%, 08/22/2024	25,863
560,000	3.88%, 08/22/2037	634,955
65,000	4.95%, 12/05/2044	84,940
50,000	AMC Networks Inc 5.00%, 04/01/2024	51,000
	AT&T Inc
100,000	2.95%, 07/15/2026	101,839
20,000	3.80%, 02/15/2027	21,298
1,475,000	4.10%, 02/15/2028	1,603,087
120,000	4.35%, 03/01/2029	133,324
600,000	4.30%, 02/15/2030	666,582
225,000	4.80%, 06/15/2044	256,000
120,000	4.35%, 06/15/2045	129,175
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	5.13%, 02/15/2023	101,000
16,000	5.75%, 01/15/2024	16,280
50,000	5.00%, 02/01/2028(a)	52,466
100,000	4.75%, 03/01/2030(a)	102,003
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	165,114
200,000	4.20%, 03/15/2028	212,956
10,000	6.48%, 10/23/2045	12,471
235,000	5.38%, 05/01/2047	262,913
190,000	5.13%, 07/01/2049	206,181
125,000	4.80%, 03/01/2050	131,355
	Comcast Corp
100,000	3.38%, 08/15/2025	106,034
75,000	3.95%, 10/15/2025	81,793
395,000	2.35%, 01/15/2027	394,209
1,730,000	3.30%, 02/01/2027	1,830,697
65,000	4.15%, 10/15/2028	73,118
95,000	2.65%, 02/01/2030	95,261
75,000	4.25%, 10/15/2030	85,627
230,000	4.60%, 10/15/2038	273,570
115,000	3.25%, 11/01/2039	116,511
60,000	3.45%, 02/01/2050	61,297
35,000	4.95%, 10/15/2058	45,445
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	56,510
95,000	6.95%, 06/01/2038	126,955
85,000	8.38%, 03/01/2039	127,552

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Communications — (continued)
$ 35,000	4.50%, 06/30/2043	$ 36,337
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	214,770
25,000	Cumulus Media New Holdings Inc(a) 6.75%, 07/01/2026	26,781
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	420,809
	Diamond Sports Group LLC / Diamond Sports Finance Co(a)
25,000	5.38%, 08/15/2026	25,289
50,000	6.63%, 08/15/2027(e)	48,625
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	106,541
57,000	3.95%, 06/15/2025	60,803
65,000	3.95%, 03/20/2028	69,304
35,000	5.20%, 09/20/2047	40,681
35,000	5.30%, 05/15/2049	41,367
75,000	DISH DBS Corp 7.75%, 07/01/2026	79,454
	Entercom Media Corp(a)
50,000	7.25%, 11/01/2024	52,625
25,000	6.50%, 05/01/2027	26,750
300,000	Expedia Group Inc 3.80%, 02/15/2028	305,716
	Fox Corp(a)
100,000	4.71%, 01/25/2029	113,890
135,000	5.58%, 01/25/2049	171,477
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	26,312
75,000	Gray Television Inc(a) 5.88%, 07/15/2026	79,781
450,000	Grupo Televisa SAB 5.00%, 05/13/2045	468,565
	iHeartCommunications Inc
83,112	8.38%, 05/01/2027(e)	91,839
25,000	4.75%, 01/15/2028(a)	25,625
	Intelsat Jackson Holdings SA(a)
50,000	8.50%, 10/15/2024	45,541
25,000	9.75%, 07/15/2025	23,125
50,000	Match Group Inc(a) 5.00%, 12/15/2027	52,125
	Nexstar Broadcasting Inc(a)
50,000	5.63%, 08/01/2024	52,125
50,000	5.63%, 07/15/2027	52,690
25,000	Outfront Media Capital LLC / Outfront Media Capital Corp(a) 4.63%, 03/15/2030	25,437
25,000	Scripps Escrow Inc(a) 5.88%, 07/15/2027	26,187
	Sinclair Television Group Inc(a)
50,000	5.63%, 08/01/2024	51,437
25,000	5.88%, 03/15/2026	26,281
	Sirius XM Radio Inc(a)
75,000	5.38%, 04/15/2025	77,496
Principal Amount		Fair Value
Communications — (continued)
$ 25,000	5.50%, 07/01/2029	$ 27,031
50,000	Sprint Capital Corp 6.88%, 11/15/2028	53,875
125,000	Sprint Corp 7.63%, 03/01/2026	137,850
	TEGNA Inc
50,000	6.38%, 10/15/2023	51,500
25,000	5.00%, 09/15/2029(a)	25,437
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	419,084
260,000	5.21%, 03/08/2047	307,718
390,000	4.90%, 03/06/2048	445,215
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	102,309
50,000	6.55%, 05/01/2037	61,210
500,000	5.50%, 09/01/2041	557,196
65,000	4.50%, 09/15/2042	66,279
	Tencent Holdings Ltd(a)
200,000	3.98%, 04/11/2029	215,698
455,000	2.99%, 01/19/2023	461,768
100,000	T-Mobile USA Inc 4.50%, 02/01/2026	102,500
50,000	Terrier Media Buyer Inc(a) 8.88%, 12/15/2027	52,875
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	332,595
130,000	4.33%, 09/21/2028	147,346
450,000	3.88%, 02/08/2029	496,235
480,000	4.02%, 12/03/2029	536,158
465,000	4.50%, 08/10/2033	542,585
75,000	4.81%, 03/15/2039	90,313
350,000	4.13%, 08/15/2046	394,361
	ViacomCBS Inc
105,000	4.25%, 09/01/2023	111,759
105,000	4.20%, 06/01/2029	114,528
115,000	4.38%, 03/15/2043	121,620
	Vodafone Group PLC
200,000	4.13%, 05/30/2025	217,035
280,000	5.25%, 05/30/2048	336,545
90,000	4.25%, 09/17/2050	93,636
200,000	Walt Disney Co 2.00%, 09/01/2029	193,865
		18,659,429
Consumer, Cyclical — 1.38%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	154,875
50,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	51,875
	American Builders & Contractors Supply Co Inc(a)
50,000	5.88%, 05/15/2026	53,125
25,000	4.00%, 01/15/2028	25,375
25,000	Anixter Inc 6.00%, 12/01/2025	26,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Aramark Services Inc(a)
$ 25,000	5.00%, 04/01/2025	$ 26,063
75,000	5.00%, 02/01/2028	79,031
25,000	Beacon Roofing Supply Inc(a)(e) 4.50%, 11/15/2026	25,750
50,000	Boyd Gaming Corp(a) 4.75%, 12/01/2027	51,938
50,000	Core & Main LP(a)(e) 6.13%, 08/15/2025	51,875
400,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	411,128
50,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	53,437
500,000	Dollar Tree Inc 3.70%, 05/15/2023	520,532
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	52,625
	Ferrellgas LP / Ferrellgas Finance Corp
25,000	6.50%, 05/01/2021(e)	21,625
25,000	6.75%, 01/15/2022	21,250
300,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	320,625
	Ford Motor Co
40,000	4.35%, 12/08/2026	41,290
90,000	5.29%, 12/08/2046	85,345
200,000	Ford Motor Credit Co LLC 4.54%, 08/01/2026	204,446
	General Motors Co
145,000	6.25%, 10/02/2043	162,516
200,000	5.20%, 04/01/2045	201,468
185,000	6.75%, 04/01/2046	217,150
155,000	5.40%, 04/01/2048	160,095
30,000	5.95%, 04/01/2049	33,168
365,000	General Motors Financial Co Inc 3.50%, 11/07/2024	375,859
	Goodyear Tire & Rubber Co(e)
50,000	5.00%, 05/31/2026	52,000
25,000	4.88%, 03/15/2027	25,875
50,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	52,625
	Home Depot Inc
400,000	2.80%, 09/14/2027	415,593
85,000	5.88%, 12/16/2036	117,082
60,000	4.25%, 04/01/2046	70,880
25,000	IAA Inc(a) 5.50%, 06/15/2027	26,563
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	52,750
25,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	26,000
50,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	52,750
100,000	Las Vegas Sands Corp 3.50%, 08/18/2026	102,769
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 25,000	Live Nation Entertainment Inc(a) 4.75%, 10/15/2027	$ 25,875
50,000	Lowe's Cos Inc 3.70%, 04/15/2046	50,847
	McDonald's Corp
175,000	3.35%, 04/01/2023	182,167
50,000	4.45%, 03/01/2047	57,303
25,000	MGM Resorts International 5.50%, 04/15/2027	27,750
50,000	Michaels Stores Inc(a)(e) 8.00%, 07/15/2027	47,750
50,000	Mohegan Gaming & Entertainment(a)(e) 7.88%, 10/15/2024	51,000
225,000	Nissan Motor Acceptance Corp(a) 2.65%, 07/13/2022	225,594
100,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc(a) 8.50%, 05/15/2027	106,250
125,000	Party City Holdings Inc(a)(e) 6.63%, 08/01/2026	88,125
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,250
25,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	26,656
115,000	Starbucks Corp 3.80%, 08/15/2025	123,796
75,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	81,281
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	50,875
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.75%, 03/01/2025	51,375
50,000	5.88%, 03/01/2027	52,000
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	224,367
200,000	Under Armour Inc 3.25%, 06/15/2026	194,412
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	52,375
	Volkswagen Group of America Finance LLC(a)
200,000	3.88%, 11/13/2020	203,255
200,000	4.00%, 11/12/2021	206,800
140,000	Walmart Inc 3.40%, 06/26/2023	147,110
25,000	William Carter Co(a) 5.63%, 03/15/2027	26,875
		6,778,441
Consumer, Non-Cyclical — 5.91%
250,000	Abbott Laboratories 4.90%, 11/30/2046	328,011

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	AbbVie Inc(a)
$ 285,000	2.95%, 11/21/2026	$ 289,262
710,000	3.20%, 11/21/2029	721,839
510,000	4.25%, 11/21/2049	536,746
50,000	Acadia Healthcare Co Inc 6.50%, 03/01/2024	51,813
50,000	Air Medical Group Holdings Inc(a)(e) 6.38%, 05/15/2023	44,750
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
75,000	5.75%, 03/15/2025	77,625
25,000	7.50%, 03/15/2026(a)	28,063
245,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	248,900
140,000	Allergan Funding SCS 3.45%, 03/15/2022	143,158
125,000	Allied Universal Holdco LLC(a) 9.75%, 07/15/2027	133,534
	Altria Group Inc
850,000	3.80%, 02/14/2024	893,984
70,000	4.40%, 02/14/2026	75,991
155,000	2.63%, 09/16/2026	153,168
135,000	4.80%, 02/14/2029	150,284
120,000	5.38%, 01/31/2044	135,231
100,000	3.88%, 09/16/2046	92,733
85,000	5.95%, 02/14/2049	102,769
140,000	Amgen Inc 2.65%, 05/11/2022	142,079
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	591,319
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	100,109
	Anheuser-Busch InBev Worldwide Inc
115,000	4.75%, 01/23/2029	133,131
60,000	4.38%, 04/15/2038	67,243
355,000	5.45%, 01/23/2039	445,697
250,000	3.75%, 07/15/2042	257,782
80,000	4.60%, 04/15/2048	91,019
640,000	4.44%, 10/06/2048	717,170
125,000	4.75%, 04/15/2058	145,679
	Anthem Inc
95,000	3.65%, 12/01/2027	100,484
280,000	2.88%, 09/15/2029	278,423
115,000	4.63%, 05/15/2042	129,427
25,000	4.38%, 12/01/2047	27,518
500,000	Astrazeneca PLC 4.00%, 01/17/2029	554,768
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	468,666
75,000	Avantor Inc(a) 9.00%, 10/01/2025	83,815
25,000	B&G Foods Inc 5.25%, 04/01/2025	25,708
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	BAT Capital Corp
$ 430,000	2.79%, 09/06/2024	$ 433,141
185,000	4.39%, 08/15/2037	186,948
400,000	4.54%, 08/15/2047	401,115
50,000	Bausch Health Americas Inc(a) 8.50%, 01/31/2027	56,940
	Bausch Health Cos Inc(a)
54,000	5.88%, 05/15/2023	54,472
100,000	6.13%, 04/15/2025	103,323
50,000	5.50%, 11/01/2025	52,250
25,000	5.00%, 01/30/2028	25,660
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	314,699
235,000	4.25%, 12/15/2025	253,353
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	308,967
	Becton Dickinson & Co
205,000	3.36%, 06/06/2024	213,415
120,000	3.73%, 12/15/2024	127,107
	Bristol-Myers Squibb Co(a)
85,000	3.20%, 06/15/2026	89,137
200,000	3.90%, 02/20/2028	220,190
175,000	3.40%, 07/26/2029	187,013
175,000	5.00%, 08/15/2045	223,844
75,000	4.25%, 10/26/2049	88,748
	Centene Corp
25,000	4.75%, 01/15/2025	25,968
50,000	5.38%, 06/01/2026(a)	53,062
50,000	4.63%, 12/15/2029(a)	52,693
25,000	Charles River Laboratories International Inc(a) 4.25%, 05/01/2028	25,469
	CHS / Community Health Systems Inc
25,000	6.25%, 03/31/2023	25,375
25,000	8.63%, 01/15/2024(a)	26,500
25,000	8.00%, 03/15/2026(a)	25,750
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	185,810
	Cigna Corp
300,000	3.75%, 07/15/2023	314,423
120,000	4.13%, 11/15/2025	130,091
100,000	3.05%, 10/15/2027(a)	101,295
555,000	4.38%, 10/15/2028	614,091
30,000	3.88%, 10/15/2047(a)	30,403
400,000	Cintas Corp No 2 3.70%, 04/01/2027	433,482
300,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	316,736
90,000	CommonSpirit Health 2.76%, 10/01/2024	90,754
	Constellation Brands Inc
70,000	4.40%, 11/15/2025	76,414
85,000	3.60%, 02/15/2028	89,833
355,000	4.65%, 11/15/2028	399,000
	CVS Health Corp
385,000	4.10%, 03/25/2025	412,967
280,000	2.88%, 06/01/2026	284,114
40,000	3.00%, 08/15/2026	40,763

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 150,000	4.30%, 03/25/2028	$ 163,685
720,000	5.05%, 03/25/2048	850,666
115,000	DH Europe Finance II SARL 2.60%, 11/15/2029	114,406
75,000	Eagle Holding Co II LLC(a)(h) 7.75%, 05/15/2022 PIK rate, 8.50%	76,153
375,000	Eli Lilly & Co 3.38%, 03/15/2029	403,987
100,000	Endo Finance LLC / Endo Finco Inc(a) 5.38%, 01/15/2023	67,417
50,000	Envision Healthcare Corp(a) 8.75%, 10/15/2026	31,000
	Equifax Inc
125,000	3.60%, 08/15/2021	127,858
275,000	2.60%, 12/01/2024	276,469
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	77,650
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	219,796
310,000	Flowers Foods Inc 3.50%, 10/01/2026	316,063
	General Mills Inc
200,000	3.70%, 10/17/2023	210,607
140,000	4.55%, 04/17/2038	161,867
280,000	4.70%, 04/17/2048(e)	333,023
85,000	Gilead Sciences Inc 2.50%, 09/01/2023	86,235
220,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	235,998
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	250,232
	Global Payments Inc
120,000	4.80%, 04/01/2026	133,393
75,000	3.20%, 08/15/2029	76,492
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,392
400,000	4.88%, 06/27/2044	426,679
82,000	GW B-CR Security Corp(a) 9.50%, 11/01/2027	87,535
50,000	HCA Healthcare Inc 6.25%, 02/15/2021	52,125
	HCA Inc
25,000	5.38%, 02/01/2025	27,646
25,000	5.38%, 09/01/2026	27,844
50,000	5.63%, 09/01/2028	56,980
25,000	5.88%, 02/01/2029	28,906
125,000	4.13%, 06/15/2029	132,454
200,000	Heineken NV(a) 4.35%, 03/29/2047	223,587
45,000	Humana Inc 2.50%, 12/15/2020	45,188
400,000	IHS Markit Ltd 4.75%, 08/01/2028	445,506
50,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	51,609
300,000	JM Smucker Co(e) 3.50%, 03/15/2025	315,472
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Johnson & Johnson
$ 285,000	2.63%, 01/15/2025	$ 293,772
90,000	3.55%, 03/01/2036	98,272
400,000	Kerry Group Financial Services Unlimited Co(a) 3.20%, 04/09/2023	404,774
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	205,534
130,000	4.42%, 05/25/2025	141,844
280,000	Kraft Heinz Foods Co 4.38%, 06/01/2046	275,213
450,000	Kroger Co 4.45%, 02/01/2047	477,358
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
125,000	5.63%, 10/15/2023(e)	47,500
25,000	5.50%, 04/15/2025	8,875
25,000	MEDNAX Inc(a) 6.25%, 01/15/2027	25,625
775,000	Merck & Co Inc 3.40%, 03/07/2029	838,467
145,000	Molson Coors Brewing Co 3.00%, 07/15/2026	146,656
75,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	72,562
20,000	Mylan NV 5.25%, 06/15/2046	22,433
325,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	339,742
25,000	Nielsen Co Luxembourg SARL(a)(e) 5.00%, 02/01/2025	25,750
25,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	25,094
50,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(a) 6.63%, 05/15/2022	49,688
300,000	Pepsico Inc 3.00%, 10/15/2027	317,719
50,000	Polaris Intermediate Corp(a)(e)(h) 8.50%, 12/01/2022 PIK rate, 9.25%	46,563
100,000	Post Holdings Inc(a) 5.75%, 03/01/2027	107,250
	Prestige Brands Inc(a)
50,000	6.38%, 03/01/2024	52,000
25,000	5.13%, 01/15/2028	26,188
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	204,734
100,000	Refinitiv US Holdings Inc(a) 8.25%, 11/15/2026	112,625
75,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	84,750

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	$ 165,895
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	318,063
25,000	Surgery Center Holdings Inc(a)(e) 6.75%, 07/01/2025	25,000
100,000	Team Health Holdings Inc(a)(e) 6.38%, 02/01/2025	66,750
	Tenet Healthcare Corp
50,000	5.13%, 05/01/2025	51,500
50,000	7.00%, 08/01/2025(e)	52,813
25,000	4.88%, 01/01/2026(a)	26,185
50,000	5.13%, 11/01/2027(a)	52,813
425,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	353,812
	Thermo Fisher Scientific Inc
190,000	3.00%, 04/15/2023	195,235
50,000	2.95%, 09/19/2026	51,366
250,000	Tyson Foods Inc 5.15%, 08/15/2044	302,415
	United Rentals North America Inc
50,000	6.50%, 12/15/2026	54,953
25,000	5.50%, 05/15/2027	26,782
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	106,297
140,000	2.88%, 08/15/2029	143,885
55,000	3.50%, 08/15/2039	57,608
65,000	3.75%, 10/15/2047	69,737
85,000	3.70%, 08/15/2049	91,052
75,000	US Foods Inc(a) 5.88%, 06/15/2024	77,250
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	157,446
150,000	4.13%, 03/15/2029	164,513
25,000	Vizient Inc(a) 6.25%, 05/15/2027	26,750
25,000	WellCare Health Plans Inc(a) 5.38%, 08/15/2026	26,625
75,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	74,812
		28,998,678
Energy — 3.02%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
50,000	5.38%, 09/15/2024	46,375
50,000	5.75%, 03/01/2027(a)	43,969
25,000	5.75%, 01/15/2028(a)	21,750
	Antero Resources Corp(e)
25,000	5.63%, 06/01/2023	20,063
25,000	5.00%, 03/01/2025	18,750
300,000	Apache Corp 4.38%, 10/15/2028	313,203
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	$ 79,312
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	39,875
300,000	Boardwalk Pipelines LP 4.80%, 05/03/2029	320,478
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	511,222
150,000	3.79%, 02/06/2024	159,519
25,000	Callon Petroleum Co 6.38%, 07/01/2026	25,365
	Canadian Natural Resources Ltd
300,000	2.95%, 01/15/2023	305,867
250,000	3.90%, 02/01/2025	266,388
50,000	Carrizo Oil & Gas Inc 8.25%, 07/15/2025	51,125
25,000	Centennial Resource Production LLC(a) 6.88%, 04/01/2027	26,000
	Cheniere Energy Partners LP
50,000	5.63%, 10/01/2026	52,875
25,000	4.50%, 10/01/2029(a)(e)	25,690
52,500	Chesapeake Energy Corp(a) 11.50%, 01/01/2025	49,613
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	258,402
215,000	4.38%, 03/15/2029	227,377
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	338,382
100,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	92,250
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	442,377
50,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	51,000
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	101,250
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	403,468
264,000	Encana Corp 3.90%, 11/15/2021	270,236
	Energy Transfer Operating LP
60,000	4.20%, 09/15/2023	62,962
80,000	4.50%, 04/15/2024	85,104
105,000	5.25%, 04/15/2029	117,836
250,000	5.15%, 03/15/2045	262,509
90,000	6.13%, 12/15/2045	104,113
70,000	6.25%, 04/15/2049	84,245

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Energy — (continued)
	Enterprise Products Operating LLC
$ 200,000	4.25%, 02/15/2048	$ 214,235
295,000	4.80%, 02/01/2049	345,476
25,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 6.50%, 01/15/2026	26,766
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(f)(g) 8.00%, 11/29/2024	25,000
	Gulfport Energy Corp
25,000	6.00%, 10/15/2024	17,750
25,000	6.38%, 05/15/2025	15,875
	Hess Corp
20,000	5.60%, 02/15/2041	23,365
105,000	5.80%, 04/01/2047	128,240
25,000	Hess Midstream Operations LP(a) 5.13%, 06/15/2028	25,313
50,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 6.00%, 08/01/2024	52,125
290,000	Husky Energy Inc 4.40%, 04/15/2029	311,921
25,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	25,812
400,000	Kinder Morgan Inc 5.20%, 03/01/2048	463,142
25,000	Laredo Petroleum Inc 5.63%, 01/15/2022	24,250
190,000	Marathon Petroleum Corp 4.75%, 09/15/2044	208,301
	MPLX LP
80,000	4.13%, 03/01/2027	83,945
120,000	4.25%, 12/01/2027(a)	126,202
170,000	4.00%, 03/15/2028	175,860
70,000	5.20%, 03/01/2047	75,479
90,000	4.70%, 04/15/2048	91,442
200,000	4.90%, 04/15/2058	203,295
	Noble Energy Inc
20,000	6.00%, 03/01/2041	24,088
128,000	5.05%, 11/15/2044	142,510
75,000	NuStar Logistics LP 5.63%, 04/28/2027	77,062
	Oasis Petroleum Inc(e)
25,000	6.88%, 01/15/2023	24,438
25,000	6.25%, 05/01/2026(a)	20,750
	Occidental Petroleum Corp
130,000	6.95%, 07/01/2024	153,111
500,000	3.45%, 07/15/2024	511,822
105,000	ONEOK Inc 3.40%, 09/01/2029	106,542
25,000	Parsley Energy LLC / Parsley Finance Corp(a) 5.63%, 10/15/2027	26,438
25,000	PDC Energy Inc 6.13%, 09/15/2024	25,313
	Petroleos Mexicanos
195,000	6.84%, 01/23/2030(a)	207,936
45,000	6.75%, 09/21/2047	45,085
Principal Amount		Fair Value
Energy — (continued)
$ 80,000	6.35%, 02/12/2048	$ 77,200
45,000	7.69%, 01/23/2050(a)	49,110
140,000	Phillips 66 Partners LP 2.45%, 12/15/2024	139,983
50,000	Precision Drilling Corp 7.75%, 12/15/2023	49,875
25,000	QEP Resources Inc 5.25%, 05/01/2023	24,750
50,000	Range Resources Corp(e) 4.88%, 05/15/2025	42,750
	Sabine Pass Liquefaction LLC
30,000	5.63%, 03/01/2025	33,759
80,000	4.20%, 03/15/2028	84,704
	SESI LLC
25,000	7.13%, 12/15/2021(e)	21,323
50,000	7.75%, 09/15/2024	33,250
50,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	47,625
	Shell International Finance BV
150,000	2.38%, 11/07/2029	148,396
400,000	4.13%, 05/11/2035	467,084
40,000	4.38%, 05/11/2045	47,768
175,000	4.00%, 05/10/2046	199,112
50,000	SM Energy Co(e) 6.75%, 09/15/2026	49,000
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	203,729
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	624,958
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp
75,000	5.50%, 08/15/2022	66,750
25,000	5.75%, 04/15/2025	19,094
	Suncor Energy Inc
95,000	3.60%, 12/01/2024	100,738
400,000	6.80%, 05/15/2038	568,620
20,000	Sunoco Logistics Partners Operations LP 5.35%, 05/15/2045	21,453
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	74,812
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
25,000	6.50%, 07/15/2027(a)	27,375
25,000	5.00%, 01/15/2028	25,500
25,000	5.50%, 03/01/2030(a)	25,688
230,000	TC PipeLines LP 3.90%, 05/25/2027	240,425
	TerraForm Power Operating LLC(a)
50,000	5.00%, 01/31/2028	52,866
25,000	4.75%, 01/15/2030	25,438
80,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	82,091

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Energy — (continued)
	TransCanada PipeLines Ltd
$ 130,000	4.75%, 05/15/2038	$ 148,253
10,000	6.10%, 06/01/2040	13,206
115,000	5.10%, 03/15/2049	139,928
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	49,000
25,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	1,625
75,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	78,750
395,000	Valero Energy Corp 4.00%, 04/01/2029	425,908
245,000	Valero Energy Partners LP 4.50%, 03/15/2028	269,628
	Western Midstream Operating LP
295,000	4.50%, 03/01/2028	290,889
65,000	4.75%, 08/15/2028	65,502
10,000	5.50%, 08/15/2048	8,774
50,000	Whiting Petroleum Corp 6.63%, 01/15/2026	34,074
265,000	Williams Cos Inc 4.90%, 01/15/2045	285,344
25,000	WPX Energy Inc 5.25%, 10/15/2027	26,375
		14,820,321
Financial — 10.77%
75,000	Acrisure LLC / Acrisure Finance Inc(a) 7.00%, 11/15/2025	72,375
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	419,237
650,000	Alexandria Real Estate Equities Inc REIT 3.90%, 06/15/2023	682,464
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(a) 6.75%, 10/15/2027	26,774
	American Express Co
135,000	3.70%, 11/05/2021	139,081
450,000	3.00%, 10/30/2024	464,831
155,000	4.20%, 11/06/2025	170,719
425,000	American International Group Inc 4.50%, 07/16/2044	488,838
300,000	American Tower Corp REIT 3.70%, 10/15/2049	297,991
75,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	82,885
350,000	Associated Banc-Corp 4.25%, 01/15/2025	369,687
50,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	50,860
Principal Amount		Fair Value
Financial — (continued)
$ 495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	$ 521,041
	Bank of America Corp
295,000	2.50%, 10/21/2022	297,886
235,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	247,282
190,000	2.46%, 10/22/2025(c) 3-mo. LIBOR + 0.87%	191,092
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	100,334
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	892,654
360,000	3.71%, 04/24/2028(c) 3-mo. LIBOR + 1.51%	384,514
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	529,437
725,000	3.42%, 12/20/2028(c) 3-mo. LIBOR + 1.04%	760,302
135,000	3.97%, 02/07/2030(c) 3-mo. LIBOR + 1.21%	148,303
335,000	3.19%, 07/23/2030(c) 3-mo. LIBOR + 1.18%	346,078
315,000	2.88%, 10/22/2030(c) 3-mo. LIBOR + 0.01%	317,274
150,000	6.11%, 01/29/2037	202,348
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	45,076
490,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	497,328
395,000	2.10%, 10/24/2024	395,143
110,000	3.00%, 10/30/2028	112,633
400,000	BBVA USA 3.88%, 04/10/2025	419,822
210,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	247,808
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	242,188
530,000	Boston Properties LP REIT 3.20%, 01/15/2025	549,682
460,000	Capital One Financial Corp 3.90%, 01/29/2024	487,534
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	308,120
	Citigroup Inc
1,375,000	3.14%, 01/24/2023(c) 3-mo. LIBOR + 0.72%	1,402,984
425,000	2.88%, 07/24/2023(c) 3-mo. LIBOR + 0.95%	432,369
30,000	3.00%, 05/17/2024(c) 3-mo. LIBOR + 1.10%	30,398
125,000	3.35%, 04/24/2025(c) 3-mo. LIBOR + 0.89%	130,001
700,000	3.89%, 01/10/2028(c) 3-mo. LIBOR + 1.56%	753,494
65,000	4.13%, 07/25/2028	70,850
105,000	4.08%, 04/23/2029(c) 3-mo. LIBOR + 1.19%	114,963
785,000	3.98%, 03/20/2030(c) 3-mo. LIBOR + 1.33%	858,138

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Financial — (continued)
$ 70,000	2.98%, 11/05/2030(c) 1-yr. SOFR + 1.42%	$ 70,981
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	493,873
	CNA Financial Corp
145,000	3.45%, 08/15/2027	150,940
500,000	3.90%, 05/01/2029	537,680
515,000	Comerica Inc 3.80%, 07/22/2026	542,303
400,000	Crown Castle International Corp REIT 3.80%, 02/15/2028	425,879
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	219,476
400,000	Discover Bank 3.45%, 07/27/2026	415,048
250,000	Discover Financial Services 3.85%, 11/21/2022	261,224
	Fifth Third Bancorp
135,000	2.38%, 01/28/2025	135,088
400,000	3.95%, 03/14/2028	439,382
200,000	FMR LLC(a) 7.57%, 06/15/2029	278,936
800,000	GE Capital International Funding Co 4.42%, 11/15/2035	851,821
115,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	127,730
	Goldman Sachs Group Inc
370,000	2.88%, 10/31/2022(c) 3-mo. LIBOR + 0.82%	375,166
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	91,590
735,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	760,259
650,000	3.85%, 01/26/2027	691,289
1,000,000	3.81%, 04/23/2029(c) 3-mo. LIBOR + 1.15%	1,071,143
165,000	6.75%, 10/01/2037	228,710
200,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	216,829
25,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	26,000
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	343,195
575,000	Healthcare Trust of America Holdings LP REIT 3.70%, 04/15/2023	594,358
	HSBC Holdings PLC
290,000	5.10%, 04/05/2021	300,700
285,000	4.30%, 03/08/2026	310,080
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,477,213
150,000	HUB International Ltd(a) 7.00%, 05/01/2026	158,625
180,000	Invesco Finance PLC 3.75%, 01/15/2026	191,723
	JPMorgan Chase & Co
1,195,000	3.38%, 05/01/2023	1,241,164
Principal Amount		Fair Value
Financial — (continued)
$ 290,000	3.17%, 10/24/2023(c) 3-mo. LIBOR + 1.23%	$ 294,932
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	142,216
690,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	714,900
395,000	2.95%, 10/01/2026	406,722
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	424,516
950,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	1,008,480
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	188,273
155,000	KeyCorp 2.55%, 10/01/2029	151,349
	Kimco Realty Corp REIT
90,000	3.40%, 11/01/2022	92,948
110,000	2.80%, 10/01/2026	110,454
230,000	3.80%, 04/01/2027	243,057
585,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	652,894
390,000	Liberty Property LP REIT 3.75%, 04/01/2025	416,661
	Lincoln National Corp
225,000	4.20%, 03/15/2022	234,463
400,000	3.63%, 12/12/2026	422,282
210,000	M&T Bank Corp 3.55%, 07/26/2023	220,353
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	404,526
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,366
230,000	4.05%, 10/15/2023	244,529
85,000	3.88%, 03/15/2024	90,606
55,000	4.38%, 03/15/2029	62,624
60,000	4.75%, 03/15/2039	72,369
	Massachusetts Mutual Life Insurance Co(a)
350,000	4.50%, 04/15/2065	385,831
24,000	3.73%, 10/15/2070	23,218
350,000	MetLife Inc 4.05%, 03/01/2045	405,111
25,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.63%, 05/01/2024	27,250
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	527,013
	Morgan Stanley
405,000	2.63%, 11/17/2021	409,733
35,000	2.75%, 05/19/2022	35,630
1,000,000	4.10%, 05/22/2023	1,055,662
400,000	3.70%, 10/23/2024	424,678
480,000	3.63%, 01/20/2027	510,544
105,000	3.59%, 07/22/2028(c) 3-mo. LIBOR + 1.34%	111,516
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	645,069

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Financial — (continued)
$ 100,000	4.43%, 01/23/2030(c) 3-mo. LIBOR + 1.62%	$ 112,955
225,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	249,356
	Navient Corp
50,000	5.88%, 10/25/2024	53,500
25,000	6.75%, 06/15/2026	27,478
75,000	NFP Corp(a) 6.88%, 07/15/2025	75,188
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	133,466
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	544,425
500,000	Physicians Realty LP REIT 3.95%, 01/15/2028	522,934
500,000	PNC Bank NA 3.25%, 01/22/2028	525,594
	PNC Financial Services Group Inc
130,000	2.20%, 11/01/2024	130,359
225,000	3.45%, 04/23/2029	239,829
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	135,073
	Quicken Loans Inc(a)
100,000	5.75%, 05/01/2025	103,375
25,000	5.25%, 01/15/2028	25,875
290,000	Regency Centers LP REIT 4.13%, 03/15/2028	314,254
	Royal Bank of Canada
245,000	2.80%, 04/29/2022	249,935
325,000	2.55%, 07/16/2024	329,709
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	246,582
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	82,379
155,000	2.84%, 01/15/2025	156,512
	State Street Corp
85,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	89,886
550,000	3.30%, 12/16/2024	579,676
150,000	2.35%, 11/01/2025(c) 1-yr. SOFR + 0.94%	150,516
300,000	Stifel Financial Corp 4.25%, 07/18/2024	319,144
590,000	Tanger Properties LP REIT 3.13%, 09/01/2026	584,294
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	366,230
385,000	Toronto-Dominion Bank 2.65%, 06/12/2024	394,049
	Truist Bank
200,000	3.30%, 05/15/2026	208,151
500,000	3.80%, 10/30/2026	537,060
310,000	Truist Financial Corp 2.90%, 03/03/2021	313,188
330,000	UDR Inc REIT 3.10%, 11/01/2034	328,976
75,000	USI Inc(a) 6.88%, 05/01/2025	76,665
Principal Amount		Fair Value
Financial — (continued)
	VICI Properties LP / VICI Note Co Inc REIT(a)
$ 25,000	4.25%, 12/01/2026	$ 25,750
25,000	4.63%, 12/01/2029	26,125
	Visa Inc
130,000	2.80%, 12/14/2022	133,707
250,000	3.15%, 12/14/2025	264,029
45,000	4.30%, 12/14/2045	55,340
	Wells Fargo & Co
55,000	2.63%, 07/22/2022	55,794
355,000	3.07%, 01/24/2023	362,290
135,000	2.41%, 10/30/2025(c) 3-mo. LIBOR + 0.82%	135,000
75,000	3.00%, 04/22/2026	77,042
750,000	4.30%, 07/22/2027	821,058
415,000	3.58%, 05/22/2028(c) 3-mo. LIBOR + 1.31%	440,715
500,000	2.88%, 10/30/2030(c) 3-mo. LIBOR + 1.17%	502,712
145,000	4.75%, 12/07/2046	173,608
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	337,345
250,000	3.63%, 10/22/2021	257,283
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	548,581
120,000	2.70%, 02/15/2027	120,372
	Willis North America Inc
85,000	3.60%, 05/15/2024	88,740
185,000	2.95%, 09/15/2029	183,091
500,000	WP Carey Inc REIT 4.60%, 04/01/2024	535,751
		52,867,944
Industrial — 2.73%
300,000	3M Co 2.38%, 08/26/2029	295,562
155,000	Agilent Technologies Inc 2.75%, 09/15/2029	153,667
350,000	Airbus SE(a) 3.15%, 04/10/2027	363,269
80,000	Allegion PLC 3.50%, 10/01/2029	81,321
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	179,827
310,000	3.55%, 10/01/2027	317,647
200,000	ARD Finance SA(a)(h) 6.50%, 06/30/2027 PIK rate, 7.25%	206,790
	Berry Global Inc
50,000	5.50%, 05/15/2022	50,562
50,000	5.63%, 07/15/2027(a)(e)	53,625
230,000	Boeing Co 3.25%, 02/01/2035	234,900
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	511,002
50,000	Cornerstone Building Brands Inc(a)(e) 8.00%, 04/15/2026	52,125

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Industrial — (continued)
	CSX Corp
$ 130,000	3.25%, 06/01/2027	$ 136,512
240,000	2.40%, 02/15/2030	234,513
50,000	4.50%, 03/15/2049	58,427
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	666,189
25,000	Energizer Holdings Inc(a)(e) 6.38%, 07/15/2026	26,625
	FedEx Corp
100,000	3.10%, 08/05/2029	99,782
300,000	4.05%, 02/15/2048	288,971
	Flex Acquisition Co Inc(a)
50,000	6.88%, 01/15/2025	50,375
100,000	7.88%, 07/15/2026	100,750
120,000	Fluor Corp 4.25%, 09/15/2028	120,695
50,000	Gates Global LLC / Gates Corp(a) 6.25%, 01/15/2026	50,860
245,000	General Dynamics Corp 2.88%, 05/11/2020	245,849
25,000	Graphic Packaging International LLC(a) 4.75%, 07/15/2027	26,750
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	332,608
550,000	Ingram Micro Inc 5.45%, 12/15/2024	577,424
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	92,488
105,000	3.45%, 06/07/2023	109,704
160,000	2.60%, 03/07/2024	163,541
390,000	3.45%, 03/07/2029	423,576
250,000	Kansas City Southern 3.00%, 05/15/2023	255,613
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	435,583
75,000	Koppers Inc(a) 6.00%, 02/15/2025	78,562
210,000	L3Harris Technologies Inc(a) 3.85%, 06/15/2023	221,061
	Lockheed Martin Corp
230,000	3.80%, 03/01/2045	255,809
92,000	4.09%, 09/15/2052	107,567
100,000	Mauser Packaging Solutions Holding Co(a) 7.25%, 04/15/2025	98,750
45,000	Norfolk Southern Corp 3.40%, 11/01/2049	44,552
280,000	Northrop Grumman Corp 3.25%, 01/15/2028	291,860
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	51,500
25,000	6.38%, 08/15/2025	27,312
460,000	Packaging Corp of America 3.65%, 09/15/2024	483,227
115,000	Parker-Hannifin Corp 2.70%, 06/14/2024	117,390
Principal Amount		Fair Value
Industrial — (continued)
$ 400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	$ 407,957
300,000	PerkinElmer Inc 3.30%, 09/15/2029	306,013
145,366	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	145,548
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	139,997
210,000	3.80%, 12/15/2026	225,489
	Ryder System Inc
400,000	3.40%, 03/01/2023	412,291
175,000	2.90%, 12/01/2026	176,000
25,000	Sealed Air Corp(a) 4.00%, 12/01/2027	25,312
25,000	Sensata Technologies Inc(a) 4.38%, 02/15/2030	25,485
75,000	Standard Industries Inc(a) 5.00%, 02/15/2027	78,187
250,000	Textron Financial Corp(a)(c) 3.64%, 02/15/2042 3-mo. LIBOR + 1.73%	198,750
155,000	Textron Inc 3.88%, 03/01/2025	164,171
25,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	24,750
	TransDigm Inc
50,000	6.50%, 07/15/2024	51,567
50,000	6.25%, 03/15/2026(a)	54,130
50,000	7.50%, 03/15/2027	54,690
25,000	5.50%, 11/15/2027(a)	25,281
	Trident TPI Holdings Inc(a)
25,000	9.25%, 08/01/2024	25,250
75,000	6.63%, 11/01/2025	67,500
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	51,687
	Union Pacific Corp
120,000	3.70%, 03/01/2029	131,009
265,000	4.38%, 09/10/2038	303,119
	United Technologies Corp
5,000	2.80%, 05/04/2024	5,136
100,000	3.95%, 08/16/2025	109,003
180,000	3.13%, 05/04/2027	188,849
30,000	4.45%, 11/16/2038	35,435
60,000	4.63%, 11/16/2048	74,948
400,000	Valmont Industries Inc 5.25%, 10/01/2054	397,963
	Waste Management Inc
105,000	3.20%, 06/15/2026	109,890
35,000	3.45%, 06/15/2029	37,431
40,000	4.15%, 07/15/2049	45,629
75,000	WESCO Distribution Inc 5.38%, 06/15/2024	77,812
145,000	Worthington Industries Inc 4.30%, 08/01/2032	148,008

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Industrial — (continued)
$ 290,000	WRKCo Inc 4.00%, 03/15/2028	$ 311,712
		13,410,721
Technology — 1.69%
425,000	Adobe Inc 3.25%, 02/01/2025	448,577
	Apple Inc
400,000	2.40%, 05/03/2023	406,555
185,000	3.35%, 02/09/2027	196,844
530,000	2.20%, 09/11/2029	519,248
395,000	3.85%, 08/04/2046	445,772
50,000	Banff Merger Sub Inc(a) 9.75%, 09/01/2026	50,625
	Broadcom Corp / Broadcom Cayman Finance Ltd
200,000	3.63%, 01/15/2024	207,130
50,000	3.13%, 01/15/2025	50,581
415,000	3.88%, 01/15/2027	430,628
500,000	Broadcom Inc(a) 3.63%, 10/15/2024	519,657
	Dell International LLC / EMC Corp(a)
200,000	4.42%, 06/15/2021	205,778
75,000	7.13%, 06/15/2024	79,125
75,000	Dun & Bradstreet Corp(a) 10.25%, 02/15/2027	86,250
25,000	Fair Isaac Corp(a) 4.00%, 06/15/2028	25,188
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	78,303
110,000	3.75%, 05/21/2029	120,263
	Fiserv Inc
315,000	3.80%, 10/01/2023	332,513
185,000	3.20%, 07/01/2026	191,358
150,000	3.50%, 07/01/2029	157,440
100,000	Infor US Inc 6.50%, 05/15/2022	101,500
100,000	Informatica LLC(a) 7.13%, 07/15/2023	101,500
	Intel Corp
10,000	4.10%, 05/19/2046	11,509
70,000	3.73%, 12/08/2047	77,151
	International Business Machines Corp
100,000	3.00%, 05/15/2024	103,550
485,000	3.30%, 05/15/2026	511,100
250,000	3.50%, 05/15/2029	268,593
185,000	Lam Research Corp 4.00%, 03/15/2029	203,706
	Micron Technology Inc
150,000	4.64%, 02/06/2024	162,669
150,000	4.98%, 02/06/2026	166,388
	Microsoft Corp
85,000	3.30%, 02/06/2027	90,782
30,000	3.70%, 08/08/2046	33,826
135,000	4.25%, 02/06/2047	165,124
Principal Amount		Fair Value
Technology — (continued)
$ 590,000	3.95%, 08/08/2056	$ 696,545
300,000	NXP BV / NXP Funding LLC(a) 4.88%, 03/01/2024	326,949
	Oracle Corp
215,000	3.80%, 11/15/2037	234,417
25,000	4.00%, 07/15/2046	27,742
25,000	Qorvo Inc(a) 4.38%, 10/15/2029	26,188
75,000	Rackspace Hosting Inc(a)(e) 8.63%, 11/15/2024	73,312
75,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	77,906
90,000	salesforce.com Inc 3.25%, 04/11/2023	93,561
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	25,688
75,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	80,062
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	103,250
		8,314,853
Utilities — 3.19%
125,000	Alabama Power Co 2.45%, 03/30/2022	126,484
190,000	Ameren Corp 3.65%, 02/15/2026	198,735
	American Water Capital Corp
125,000	3.75%, 09/01/2028	134,933
50,000	4.15%, 06/01/2049	56,455
	AmeriGas Partners LP / AmeriGas Finance Corp
25,000	5.88%, 08/20/2026	27,562
25,000	5.75%, 05/20/2027	27,438
450,000	Appalachian Power Co 3.40%, 06/01/2025	467,398
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	89,758
75,000	6.13%, 04/01/2036	103,224
550,000	5.95%, 05/15/2037	741,721
	Calpine Corp(a)
50,000	5.25%, 06/01/2026	52,062
25,000	4.50%, 02/15/2028	25,222
25,000	5.13%, 03/15/2028	25,518
150,000	CenterPoint Energy Inc 2.50%, 09/01/2022	151,171
	Cleco Corporate Holdings LLC
65,000	3.74%, 05/01/2026	67,105
5,000	4.97%, 05/01/2046	5,533
165,000	Commonwealth Edison Co 3.65%, 06/15/2046	174,694
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	363,289

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Utilities — (continued)
	Dominion Energy Gas Holdings LLC
$ 190,000	2.50%, 11/15/2024	$ 190,712
25,000	3.00%, 11/15/2029	24,878
105,000	3.90%, 11/15/2049	104,528
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	200,704
485,000	2.85%, 08/15/2026	489,589
265,000	4.25%, 06/01/2028	292,852
115,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	149,043
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	165,379
	Duke Energy Corp
130,000	3.75%, 04/15/2024	137,682
255,000	2.65%, 09/01/2026	255,974
575,000	3.75%, 09/01/2046	592,935
105,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	104,637
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	157,377
165,000	Duke Energy Progress LLC 3.70%, 10/15/2046	176,091
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	363,667
500,000	Electricite de France SA(a)(i) 5.63%, Perpetual	530,000
390,000	Emera US Finance LP 4.75%, 06/15/2046	450,228
	Enel Finance International NV(a)
200,000	4.88%, 06/14/2029	225,522
300,000	6.00%, 10/07/2039	377,120
	Evergy Inc
90,000	4.85%, 06/01/2021	92,819
70,000	2.45%, 09/15/2024	70,354
190,000	2.90%, 09/15/2029	188,825
210,000	Evergy Metro Inc 4.20%, 03/15/2048	240,099
350,000	Eversource Energy 2.90%, 10/01/2024	357,478
110,000	Exelon Corp 2.45%, 04/15/2021	110,473
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	137,136
	Georgia Power Co
195,000	2.00%, 09/08/2020	194,920
145,000	2.40%, 04/01/2021	145,628
45,000	4.75%, 09/01/2040	50,914
515,000	Gulf Power Co 4.55%, 10/01/2044	579,808
675,000	National Fuel Gas Co 3.75%, 03/01/2023	696,399
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	400,872
Principal Amount		Fair Value
Utilities — (continued)
	NextEra Energy Capital Holdings Inc
$ 185,000	3.15%, 04/01/2024	$ 191,705
250,000	3.55%, 05/01/2027	265,328
	NiSource Inc
135,000	4.38%, 05/15/2047	149,320
300,000	3.95%, 03/30/2048	315,360
75,000	NRG Energy Inc 6.63%, 01/15/2027	81,375
275,000	Oglethorpe Power Corp 5.05%, 10/01/2048	323,005
60,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	61,315
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	106,331
145,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	148,117
185,000	Puget Energy Inc 3.65%, 05/15/2025	191,449
	Sempra Energy
85,000	2.40%, 02/01/2020	85,006
300,000	3.55%, 06/15/2024	314,084
710,000	3.40%, 02/01/2028	735,145
60,000	3.80%, 02/01/2038	62,528
20,000	4.00%, 02/01/2048	21,022
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	100,463
	Southern California Edison Co
90,000	2.85%, 08/01/2029	89,785
27,000	4.00%, 04/01/2047	28,338
88,000	4.13%, 03/01/2048	93,732
	Southern Co
90,000	2.95%, 07/01/2023	92,262
400,000	3.25%, 07/01/2026	416,291
55,000	4.40%, 07/01/2046	60,815
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	25,158
250,000	TECO Finance Inc 5.15%, 03/15/2020	251,528
25,000	Vistra Energy Corp 5.88%, 06/01/2023	25,576
	Vistra Operations Co LLC(a)
50,000	5.63%, 02/15/2027	52,687
25,000	5.00%, 07/31/2027	26,125
	Xcel Energy Inc
165,000	2.60%, 12/01/2029	163,074
80,000	3.50%, 12/01/2049	81,056
		15,650,925
TOTAL CORPORATE BONDS AND NOTES — 33.07% (Cost $153,083,633)		$162,332,095
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Abu Dhabi Government International Bond(a) 3.13%, 09/30/2049	195,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$ 200,000	4.38%, 07/12/2021	$ 206,252
500,000	4.50%, 03/15/2029	554,500
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	524,440
60,000	Hungary Government International Bond 6.38%, 03/29/2021	63,229
500,000	Mexico Government International Bond 3.75%, 01/11/2028	519,500
200,000	Panama Government International Bond 3.16%, 01/23/2030	206,000
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	161,363
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.50% (Cost $2,339,416)		$ 2,430,284
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.02%
280,353	Angel Oak Mortgage Trust(a)(b) Series 2019-3 Class A1 2.93%, 05/25/2059	280,928
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
139,545	3.65%, 09/25/2048	141,147
	Series 2019-2 Class A1
159,510	3.63%, 03/25/2049	161,272
	Series 2019-4 Class A1
471,104	2.99%, 07/26/2049	472,400
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
189,296	3.76%, 04/25/2048	191,492
	Series 2019-2 Class A1
290,823	3.35%, 04/25/2049	294,273
	Series 2019-3 Class A1
272,234	2.96%, 10/25/2048	273,401
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	372,165
	Series 2019-BN18 Class XA
997,791	0.91%, 05/15/2062(b)	70,181
	Series 2019-BN20 Class XA
1,294,150	0.84%, 09/15/2062(b)	86,798
	Series 2019-BN22 Class XA
1,810,897	0.61%, 11/15/2062(b)	91,041
	Series 2019-BN23 Class XA
1,460,000	0.76%, 12/15/2052(b)	85,237
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-BN24 Class XA
$ 1,000,000	0.77%, 11/15/2062(b)	$ 54,719
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 2.59%, 08/15/2036 1-mo. LIBOR + 0.85%	227,141
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	430,261
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	338,868
	Series 2019-B12 Class XA
999,085	1.07%, 08/15/2052(b)	73,758
	BX Commercial Mortgage Trust(a)(c)
	Series 2018-IND Class A
188,296	2.49%, 11/15/2035 1-mo. LIBOR + 0.75%	188,183
	Series 2019-XL Class A
475,000	2.66%, 10/15/2036 1-mo. LIBOR + 0.92%	475,381
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 3.19%, 12/15/2037 1-mo. LIBOR + 1.45%	100,161
	CD Mortgage Trust
	Series 2017-CD3 Class AAB
300,000	3.45%, 02/10/2050	312,173
	Series 2017-CD4 Class A4
620,000	3.51%, 05/10/2050(b)	658,936
405,000	Century Plaza Towers(a) Series 2019-CPT Class A 2.87%, 11/13/2039	406,392
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	265,464
131,102	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	131,588
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,585,387
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	430,493
	Citigroup Mortgage Loan Trust
	Series 2018-RP1 Class A1
84,391	3.00%, 09/25/2064(a)(b)	84,859
	Series 2018-RP2 Class A1
259,825	3.50%, 02/25/2058	265,971
	Series 2018-RP3 Class A1
289,634	3.25%, 03/25/2061(a)(b)	292,679
	Series 2019-E Class A1
197,017	3.23%, 11/25/2070(a)(d)	196,870
	COLT Mortgage Loan Trust(a)(b)
	Series 2018-3 Class A1
244,130	3.69%, 10/26/2048	245,391

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-2 Class A1
$ 120,764	3.34%, 05/25/2049	$ 120,914
	Series 2019-3 Class A1
163,077	2.76%, 08/25/2049	162,854
	Series 2019-4 Class A1
364,699	2.58%, 11/25/2049	363,941
400,000	COMM Mortgage Trust(a)(c) Series 2019-WCM Class A 2.64%, 10/15/2036 1-mo. LIBOR + 0.90%	399,999
	CSAIL Commercial Mortgage Trust
	Series 2015-C3 Class A4
250,000	3.72%, 08/15/2048	264,254
	Series 2016-C6 Class ASB
335,000	2.96%, 01/15/2049	342,056
	CSMC Trust(a)(b)
	Series 2017-FHA1 Class A1
53,985	3.25%, 04/25/2047	53,934
	Series 2018-RPL9 Class A
279,070	3.85%, 09/25/2057	290,625
12,170,429	DBGS Mortgage Trust(b) Series 2018-C1 Class XA 0.21%, 10/15/2051	194,283
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
23,519	2.45%, 06/25/2047	23,480
	Series 2018-3A Class A1
154,572	3.79%, 08/25/2058	155,449
	Series 2019-2A Class A1
126,986	3.56%, 04/25/2059	127,812
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.05%, 07/10/2046	403,498
	Series 2014-GC24 Class B
275,000	4.51%, 09/10/2047	284,577
152,689	Homeward Opportunities Fund I Trust(a)(b) Series 2019-2 Class A1 2.70%, 09/25/2059	151,638
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	264,296
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	276,427
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	564,532
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	317,865
	MetLife Securitization Trust(a)(b)
	Series 2017-1A Class A
69,134	3.00%, 04/25/2055	69,870
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-1A Class A
$ 144,537	3.75%, 03/25/2057	$ 150,048
44,393	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	44,084
	Mill City Mortgage Loan Trust(a)(b)
	Series 2019-1 Class A1
265,283	3.25%, 10/25/2069	270,041
	Series 2019-GS1 Class A1
638,385	2.75%, 07/25/2059	641,287
320,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13 Class A4 4.04%, 11/15/2046	339,260
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	638,718
305,000	Mortgage Insurance-Linked Notes(a)(c) Series 2019-1 Class M1 3.69%, 11/26/2029 1-mo. LIBOR + 1.90%	306,106
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	2.84%, 12/15/2033 1-mo. LIBOR + 1.10%	99,750
	Series 2019-TECH Class C
100,000	3.04%, 12/15/2033 1-mo. LIBOR + 1.30%	99,750
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	218,450
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
65,358	3.75%, 05/28/2052(b)	67,357
	Series 2017-2A Class A3
157,058	4.00%, 03/25/2057(b)	163,745
	Series 2017-3A Class A1
252,983	4.00%, 04/25/2057(b)	262,731
	Series 2017-4A Class A1
105,164	4.00%, 05/25/2057(b)	109,567
	Series 2017-5A Class A1
109,516	3.29%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	110,875
	Series 2017-6A Class A1
147,864	4.00%, 08/27/2057(b)	153,481
	Series 2018-1A Class A1A
261,086	4.00%, 12/25/2057(b)	270,493
	Series 2018-2A Class A1
181,373	4.50%, 02/25/2058(b)	189,585
	Series 2018-4A Class A1S
215,273	2.54%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	214,687
	Series 2019-3A Class A1A
303,775	3.75%, 11/25/2058(b)	313,588

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-5A Class A1B
$ 323,795	3.50%, 08/25/2059(b)	$ 329,872
	Series 2019-NQM2 Class A1
125,906	3.60%, 04/25/2049(b)	126,824
	Series 2019-NQM3 Class A1
301,725	2.80%, 07/25/2049(b)	301,989
	Series 2019-NQM4 Class A1
143,166	2.49%, 09/25/2059(b)	142,461
150,463	Preston Ridge Partners Mortgage LLC(a)(b) Series 2019-GS1 Class A1 3.50%, 10/25/2024	150,295
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,507,417
	Verus Securitization Trust(a)(b)
	Series 2018-INV2 Class A1FX
249,963	4.15%, 10/25/2058	253,021
	Series 2019-1 Class A1
358,927	3.84%, 02/25/2059	362,566
	Series 2019-2 Class A1
135,288	3.21%, 05/25/2059	135,459
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	152,475
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	392,695
		24,635,991
U.S. Government Agency — 30.90%
181,224	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	184,319
	Federal Home Loan Mortgage Corp
3,037	4.00%, 12/01/2020	3,165
964	4.50%, 04/01/2021	994
1,873	6.00%, 05/01/2021	1,879
3,799	4.50%, 07/01/2021	3,920
3,138	5.00%, 03/01/2022	3,249
579,540	3.00%, 09/01/2027	596,991
8,895	6.00%, 11/01/2033	10,196
9,138	6.00%, 04/01/2035	10,066
25,334	4.50%, 05/01/2035	27,490
68,188	5.50%, 08/01/2035	74,213
48,679	4.50%, 11/01/2035	52,231
4,740	6.50%, 02/01/2036	5,262
14,526	4.50%, 03/01/2036	15,764
15,799	6.00%, 03/01/2036	18,123
14,852	5.50%, 06/01/2036	15,963
34,531	5.50%, 08/01/2036	38,782
4,713	6.00%, 08/01/2037	5,278
22,122	7.00%, 08/01/2037	24,116
74,121	5.00%, 04/01/2038	81,573
234,987	5.50%, 05/01/2038	263,572
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 153,212	4.50%, 03/01/2039	$ 166,145
168,752	4.50%, 05/01/2039	183,352
150,519	4.00%, 09/01/2040	161,384
371,826	5.00%, 09/01/2040	409,673
41,186	4.00%, 09/01/2043	44,045
1,407,665	4.00%, 03/01/2044	1,494,282
473,912	4.50%, 04/01/2044	509,928
882,514	4.50%, 12/01/2044	948,636
732,092	3.00%, 02/01/2047	749,113
2,636,042	4.00%, 10/01/2047	2,769,542
988,421	4.00%, 11/01/2047	1,039,576
1,989,589	3.50%, 10/01/2048	2,047,801
3,033,845	3.00%, 06/01/2049	3,080,858
3,082,830	3.50%, 08/01/2049	3,179,850
3,081,756	3.50%, 09/01/2049	3,166,439
8,460,942	3.00%, 10/01/2049	8,584,192
2,491,948	3.00%, 12/01/2049	2,527,049
2,100,000	3.00%, 01/01/2050	2,130,310
	Series 4216 Class KQ
187,325	1.70%, 10/15/2039	185,946
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	201,432
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
42,653	3.00%, 05/15/2041	43,839
	Series 4139 Class PA
231,056	2.50%, 11/15/2041	233,850
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	6.29%, 02/25/2024 1-mo. LIBOR + 4.50%	120,500
	Series 2014-DN2 Class M2
68,169	3.44%, 04/25/2024 1-mo. LIBOR + 1.65%	68,363
	Series 2014-DN2 Class M3
165,000	5.39%, 04/25/2024 1-mo. LIBOR + 3.60%	175,334
	Federal National Mortgage Association
645,594	4.00%, 07/01/2026	675,004
875,310	3.50%, 01/01/2031	899,882
160,000	3.09%, 07/01/2032	167,086
385,000	3.10%, 07/01/2032	402,556
221,391	3.19%, 07/01/2033	233,151
12,280	4.50%, 08/01/2035	13,322
24,853	6.00%, 02/01/2036	28,341
84,798	5.50%, 03/01/2036	95,170
55,253	6.50%, 06/01/2036	61,708
70,330	6.00%, 02/01/2037	77,637
52,711	6.00%, 03/01/2037	60,145
266	6.50%, 04/01/2037	296
58,779	6.00%, 08/01/2037	67,127

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 26,441	6.50%, 08/01/2037	$ 29,355
905,266	4.00%, 02/01/2041	970,745
5,318,944	4.50%, 02/01/2041	5,774,185
471,558	4.00%, 10/01/2041	505,234
860,459	4.00%, 01/01/2045	911,702
631,417	3.50%, 08/01/2045	658,870
1,068,661	4.00%, 10/01/2046	1,127,904
1,381,249	3.50%, 01/01/2047	1,431,945
5,878,490	4.00%, 06/01/2047	6,181,595
3,508,413	4.50%, 11/01/2047	3,706,442
1,823,069	4.50%, 04/01/2048	1,923,252
1,041,295	4.00%, 02/01/2049	1,085,292
494,385	4.50%, 05/01/2049	520,176
3,741,820	3.50%, 07/01/2049	3,853,145
2,669,956	4.00%, 08/01/2049	2,777,519
1,592,164	4.50%, 08/01/2049	1,677,003
6,593,673	3.50%, 09/01/2049	6,778,812
2,485,043	3.00%, 10/01/2049	2,522,433
598,182	3.00%, 11/01/2049	606,532
1,982,685	3.50%, 11/01/2049	2,041,943
2,493,186	3.00%, 12/01/2049	2,527,619
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
395,747	4.39%, 05/25/2024 1-mo. LIBOR + 2.60%	412,098
	Series 2014-C03 Class 1M2
386,326	4.79%, 07/25/2024 1-mo. LIBOR + 3.00%	406,373
	Series 2018-C04 Class 2M1
41,450	2.54%, 12/25/2030 1-mo. LIBOR + 0.75%	41,457
	Series 2018-C05 Class 1M1
68,620	2.51%, 01/25/2031 1-mo. LIBOR + 0.72%	68,636
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-128 Class PD
342,702	1.50%, 06/25/2042	343,981
	Series 2012-18 Class GA
108,370	2.00%, 12/25/2041	107,237
	Series 2012-21 Class PQ
55,214	2.00%, 09/25/2041	54,779
	Series 2012-52 Class PA
64,371	3.50%, 05/25/2042	67,007
	Series 2012-75 Class KC
109,327	2.50%, 12/25/2041	110,169
	Series 2013-43 Class XP
201,367	1.50%, 08/25/2041	197,430
	Series 2013-77 Class BP
181,344	1.70%, 06/25/2043	179,927
	Series 2015-48 Class QB
99,851	3.00%, 02/25/2043	101,817
	Series 2016-11 Class GA
99,016	2.50%, 03/25/2046	99,631
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2016-38 Class NA
$ 40,574	3.00%, 01/25/2046	$ 41,683
	Series 2017-26 Class CG
159,730	3.50%, 07/25/2044	166,476
	Series 2017-34 Class JK
83,838	3.00%, 05/25/2047	85,592
	Series 2017-35 Class AH
184,983	3.50%, 04/25/2053	190,380
	Series 2017-49 Class JA
145,689	4.00%, 07/25/2053	150,986
	Series 2017-72 Class B
93,295	3.00%, 09/25/2047	95,173
	Series 2017-72 Class CD
96,015	3.00%, 09/25/2047	97,682
	Series 2017-84 Class KA
110,829	3.50%, 04/25/2053	114,003
	Series 2017-A6 Class A6
169,444	3.00%, 12/25/2054	173,207
	Series 2018-19 Class DC
81,904	3.50%, 05/25/2056	85,699
	Series 2018-23 Class LA
89,062	3.50%, 04/25/2048	92,292
	Series 2018-38 Class PC
149,281	3.50%, 03/25/2045	152,363
	Series 2018-70 Class HA
156,988	3.50%, 10/25/2056	164,255
	Series 2018-72 Class BA
200,173	3.50%, 07/25/2054	206,576
	Series 2018-77 Class PA
83,838	3.50%, 02/25/2048	86,664
	Series 2018-80 Class GD
172,967	3.50%, 12/25/2047	178,380
	Series 2019-12 Class HA
164,430	3.50%, 11/25/2057	171,606
	Series 2019-14 Class CA
153,444	3.50%, 04/25/2049	160,390
	Series 2019-15 Class AB
155,903	3.50%, 05/25/2053	162,493
	Series 2019-21 Class BD
169,022	3.00%, 09/25/2057	173,905
	Series 2019-22 Class BA
163,553	3.50%, 12/25/2058	170,511
	Series 2019-28 Class JA
151,963	3.50%, 06/25/2059	159,400
	Series 2019-41 Class AC
181,944	2.50%, 03/25/2053	182,352
	Series 2019-45 Class PT
237,571	3.00%, 08/25/2049	243,513
	Series 2019-7 Class CA
150,758	3.50%, 11/25/2057	157,508
	Series 2019-7 Class JA
150,074	3.50%, 03/25/2049	154,236
	Series 2019-M21 Class X3
2,154,356	1.33%, 06/25/2034(b)	270,831
	Government National Mortgage Association
17,000,000	3.00%, TBA	17,450,817
4,200,000	3.50%, TBA	4,327,833

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,400,000	4.50%, TBA	$ 2,509,231
434,804	4.00%, 02/20/2045	460,359
228,266	4.50%, 01/20/2046	243,640
3,745,563	4.00%, 07/20/2049	3,881,418
	Series 2013-37 Class LG
162,869	2.00%, 01/20/2042	162,243
	Series 2015-151 Class BA
189,684	1.70%, 10/20/2045	188,039
	Series 2015-56 Class LB
294,637	1.50%, 04/16/2040	290,674
73,900	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	77,407
	Uniform Mortgage-Backed Security(j)
3,700,000	2.50%, TBA	3,731,261
11,900,000	3.00%, TBA	12,100,823
9,000,000	3.50%, TBA	9,305,153
2,800,000	4.00%, TBA	2,911,583
1,600,000	4.50%, TBA	1,684,290
		151,655,182
TOTAL MORTGAGE-BACKED SECURITIES — 35.92% (Cost $175,294,203)		$176,291,173
MUNICIPAL BONDS AND NOTES
80,000	New York State Thruway Authority 2.90%, 01/01/2035	79,730
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	442,994
	Regents of the University of California Medical Center Pooled Revenue
115,000	6.55%,05/15/2048	166,056
20,000	6.58%,05/15/2049	28,796
	State of California
5,000	7.55%,04/01/2039	8,020
130,000	7.30%,10/01/2039	198,513
15,000	7.35%,11/01/2039	23,042
15,000	7.63%,03/01/2040	24,018
10,000	7.60%,11/01/2040	16,507
TOTAL MUNICIPAL BONDS AND NOTES — 0.20% (Cost $983,522)		$ 987,676
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
3,000,000	0.13%, 10/15/2024	3,026,367
635,000	0.63%, 01/15/2026	708,758
4,341,000	0.38%, 07/15/2027	4,657,915
3,200,000	0.50%, 01/15/2028	3,424,495
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,465,000	0.88%, 01/15/2029	$ 1,588,102
1,000,000	0.75%, 02/15/2045	1,133,018
120,000	1.00%, 02/15/2049	136,326
	United States Treasury Note/Bond
10,030,000	1.88%, 04/30/2022(k)(l)	10,091,055
100,000	2.13%, 05/15/2022	101,194
6,000,000	1.63%, 12/15/2022	6,002,380
7,110,000	1.75%, 05/15/2023	7,132,657
1,185,000	2.25%, 01/31/2024	1,211,445
7,580,000	2.38%, 08/15/2024	7,805,040
4,700,000	1.50%, 10/31/2024(e)	4,656,342
1,000,000	1.50%, 11/30/2024(e)	990,933
3,127,000	2.00%, 02/15/2025	3,169,037
1,305,000	3.00%, 10/31/2025	1,393,332
3,000,000	1.38%, 08/31/2026	2,914,918
3,400,000	1.63%, 11/30/2026	3,352,883
575,000	2.25%, 08/15/2027	590,671
1,235,000	2.88%, 08/15/2028	1,330,171
7,405,000	3.13%, 11/15/2028(l)	8,136,419
9,645,000	2.63%, 02/15/2029	10,214,353
1,600,000	2.38%, 05/15/2029	1,661,721
9,000,000	1.75%, 11/15/2029(e)	8,857,090
785,000	4.63%, 02/15/2040	1,084,069
1,800,000	4.75%, 02/15/2041	2,536,226
1,675,000	3.13%, 02/15/2043	1,897,314
350,000	3.63%, 08/15/2043	428,702
4,670,000	3.75%, 11/15/2043	5,833,031
5,590,000	3.63%, 02/15/2044	6,861,265
610,000	3.13%, 08/15/2044	693,052
3,900,000	3.00%, 11/15/2044	4,341,962
5,800,000	2.50%, 02/15/2045	5,910,483
2,445,000	2.88%, 08/15/2045	2,669,482
1,980,000	3.00%, 11/15/2045	2,212,368
2,500,000	2.50%, 02/15/2046	2,549,255
260,000	2.50%, 05/15/2046	265,117
1,620,000	2.25%, 08/15/2046	1,572,360
2,296,000	2.88%, 11/15/2046	2,515,498
1,500,000	3.00%, 02/15/2047	1,683,352
2,155,000	2.75%, 08/15/2047	2,308,233
1,800,000	2.75%, 11/15/2047	1,927,959
2,305,000	3.00%, 02/15/2048	2,588,196
3,395,000	3.00%, 02/15/2049	3,825,616
1,460,000	2.88%, 05/15/2049	1,607,439
510,000	2.25%, 08/15/2049	494,142
550,000	2.38%, 11/15/2049	547,528
TOTAL U.S. TREASURY BONDS AND NOTES — 30.69% (Cost $146,173,618)		$150,639,271
Shares
COMMON STOCK
Basic Materials — 0.00%(m)
1,020	Hexion Holdings Corp Class B(n)	12,291

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Communications — 0.01%
791	iHeartMedia Inc Class A(e)(n)	$ 13,368
TOTAL COMMON STOCK — 0.01% (Cost $93,666)		$ 25,659
INVESTMENT COMPANIES
971,461	Federated Emerging Markets Core Fund(o)(p)	9,792,320
1,495,784	Federated Project Trade and Finance Fund(o)(p)	13,372,308
TOTAL INVESMENT COMPANIES — 4.72% (Cost $23,010,558)		$ 23,164,628
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 0.24%
$1,200,000	Societe Generale(q) 0.00%, 02/24/2020	1,200,269
U.S. Government Agency Bonds and Notes — 1.14%
5,600,000	Federal Home Loan Bank 1.17%, 01/02/2020	5,599,821
Repurchase Agreements — 2.02%
2,353,130	Undivided interest of 15.40% in a repurchase agreement (principal amount/value $15,291,069 with a maturity value of $15,292,403) with Bank of America Securities Inc, 1.57%, dated 12/31/19 to be repurchased at $2,353,130 on 1/2/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.52%, 4/1/24 - 9/1/49, with a value of $15,596,890.(r)	2,353,130
2,353,130	Undivided interest of 3.56% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $2,353,130 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(r)	2,353,130
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 489,537	Undivided interest of 51.44% in a repurchase agreement (principal amount/value $952,533 with a maturity value of $952,615) with Mizuho Securities (USA) LLC, 1.55%, dated 12/31/19 to be repurchased at $489,537 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 1.63%, 5/14/20 - 11/30/26, with a value of $971,584.(r)	$ 489,537
2,353,130	Undivided interest of 51.72% in a repurchase agreement (principal amount/value $4,554,058 with a maturity value of $4,554,455) with Morgan Stanley & Co LLC, 1.57%, dated 12/31/19 to be repurchased at $2,353,130 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.00% - 6.50%, 7/1/27 - 1/1/50, with a value of $4,645,139.(r)	2,353,130
2,353,130	Undivided interest of 51.72% in a repurchase agreement (principal amount/value $4,554,058 with a maturity value of $4,554,458) with Daiwa Capital Markets America Inc, 1.58%, dated 12/31/19 to be repurchased at $2,353,130 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.03%, 1/14/20 - 12/20/49, with a value of $4,645,139.(r)	2,353,130
		9,902,057
TOTAL SHORT TERM INVESTMENTS — 3.40% (Cost $16,702,147)		$ 16,702,147
TOTAL INVESTMENTS — 112.21% (Cost $535,781,401)		$550,710,009
OTHER ASSETS & LIABILITIES, NET — (12.21)%		$ (59,911,462)
TOTAL NET ASSETS — 100.00%		$490,798,547

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2019. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at December 31, 2019.
(f)	Security in bankruptcy at December 31, 2019.
(g)	Security in default.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Represents less than 0.005% of net assets.
(n)	Non-income producing security.
(o)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 4).
(p)	Restricted security; further details of these securities are included in a subsequent table.
(q)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(r)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At December 31, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/01/2017-11/05/2019	$9,330,831	$9,792,320	2.00%
Federated Project Trade and Finance Fund	06/01/2017-12/01/2019	13,679,727	13,372,308	2.72
		$23,010,558	$23,164,628	4.72%
(a)See Notes to Financials regarding restriction information.
At December 31, 2019,the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. Ultra Long Term Treasury Bond Short Futures	127	USD	23,070,344	March 2020	$ 782,572
US 10 Year Treasury Note Long Futures	10	USD	1,284,219	March 2020	328
US 10 Year Treasury Note Short Futures	109	USD	13,997,984	March 2020	121,384
US 2 Year Treasury Note Long Futures	193	USD	41,591,500	March 2020	(60,312)
US 5 Year Treasury Note Long Futures	117	USD	13,877,297	March 2020	(70,383)
US 5 Year Treasury Note Short Futures	29	USD	3,439,672	March 2020	12,773
US Long Bond Short Futures	44	USD	6,859,875	March 2020	149,265
US Treasury Short Futures	72	USD	10,130,625	March 2020	125,214
				Net Appreciation	$1,060,841
At December 31, 2019,the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	1,700,000	USD	1,155,835	February 28, 2020	$38,787
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of December 31, 2019
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	NOK	6,600,000	USD	720,123	February 28, 2020	$32,056
JPM	USD	1,201,071	NZD	1,825,000	February 28, 2020	(28,558)
MS	NZD	1,825,000	USD	1,174,052	February 28, 2020	55,576
					Net Appreciation	$97,861
At December 31, 2019, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.33 Index	$5,775,000	$149,770	$119,453	1.00	December 20, 2024	$30,317	Sell	Quarterly
					Net Appreciation	$30,317
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At December 31, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	2.36%	1,705,000	April 9, 2024	$ (46,418)	Quarterly
3-mo. LIBOR	2.36%	1,280,000	April 9, 2024	(34,952)	Quarterly
3-mo. LIBOR	2.36%	1,245,000	April 9, 2024	(34,124)	Quarterly
3-mo. LIBOR	2.36%	1,195,000	April 9, 2024	(32,582)	Quarterly
3-mo. LIBOR	1.53%	2,565,000	April 9, 2024	17,589	Quarterly
3-mo. LIBOR	1.72%	260,000	October 29, 2029	3,725	Quarterly
3-mo. LIBOR	1.72%	510,000	October 29, 2029	7,078	Quarterly
3-mo. LIBOR	1.73%	845,000	October 29, 2029	11,272	Quarterly
3-mo. LIBOR	1.77%	390,000	October 30, 2029	3,684	Quarterly
3-mo. LIBOR	1.77%	385,000	October 30, 2029	3,792	Quarterly
3-mo. LIBOR	1.77%	425,000	October 30, 2029	4,053	Quarterly
3-mo. LIBOR	1.76%	425,000	October 30, 2029	4,224	Quarterly
3-mo. LIBOR	2.75%	440,000	December 20, 2047	(54,930)	Quarterly
			Net Depreciation	$(147,589)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
Currency Abbreviations
AUD	Australian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Core Bond Fund
ASSETS:
Investments at fair value, affiliated(a)	$23,164,628
Investments in securities, fair value (including $9,626,718 of securities on loan)(b)	517,643,324
Repurchase agreements, fair value(c)	9,902,057
Cash	951,564
Cash denominated in foreign currencies, fair value(d)	14,007
Cash pledged on futures contracts	3,731
Dividends and interest receivable	3,017,709
Subscriptions receivable	391,143
Receivable for investments sold	1,320
Variation margin on futures contracts	191,528
Variation margin on centrally cleared swaps	16,508
Unrealized appreciation on forward foreign currency contracts	126,419
Total Assets	555,423,938
LIABILITIES:
Payable for TBA investments purchased	53,980,730
Payable for director fees	2,807
Payable for other accrued fees	110,013
Payable for shareholder services fees	15,498
Payable to investment adviser	129,478
Payable upon return of securities loaned	9,902,057
Redemptions payable	454,695
Unrealized depreciation on forward foreign currency contracts	28,558
Cash received on centrally cleared swaps	1,555
Total Liabilities	64,625,391
NET ASSETS	$490,798,547
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,842,092
Paid-in capital in excess of par	477,842,654
Undistributed/accumulated earnings	8,113,801
NET ASSETS	$490,798,547
NET ASSETS BY CLASS
Investor Class	$51,835,894
Institutional Class	$438,962,653
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	4,701,630
Institutional Class	43,719,287
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.03
Institutional Class	$10.04
(a) Cost of investments, affiliated	$23,010,558
(b) Cost of investments, unaffiliated	$502,868,786
(c) Cost of repurchase agreements	$9,902,057
(d) Cost of cash denominated in foreign currencies	$13,586
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$13,823,005
Income from securities lending	45,621
Dividends, affiliated	1,288,826
Total Income	15,157,452
EXPENSES:
Management fees	1,453,689
Shareholder services fees – Investor Class	141,365
Audit and tax fees	46,408
Custodian fees	47,605
Director's fees	14,191
Legal fees	9,461
Pricing fees	165,988
Registration fees	29,895
Shareholder report fees	273
Transfer agent fees	7,799
Other fees	1,069
Total Expenses	1,917,743
Less amount waived by investment adviser	186,624
Net Expenses	1,731,119
NET INVESTMENT INCOME	13,426,333
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(302,924)
Net realized gain on investments and foreign currency transactions, unaffiliated	5,628,706
Net realized gain on credit default swaps	66,476
Net realized loss on interest rate swaps	(155,159)
Net realized loss on futures contracts	(4,902,018)
Net realized gain on forward foreign currency contracts	14,958
Net Realized Gain	350,039
Net change in unrealized appreciation on investments, affiliated	1,309,380
Net change in unrealized appreciation on investments and foreign currency translations, unaffiliated	22,772,885
Net change in unrealized appreciation on credit default swaps	51,201
Net change in unrealized depreciation on interest rate swaps	(110,531)
Net change in unrealized appreciation on futures contracts	2,527,646
Net change in unrealized appreciation on forward foreign currency contracts	94,715
Net Change in Unrealized Appreciation	26,645,296
Net Realized and Unrealized Gain	26,995,335
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,421,668
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Core Bond Fund	2019	2018
OPERATIONS:
Net investment income	$13,426,333	$14,522,234
Net realized gain (loss)	350,039	(2,612,145)
Net change in unrealized appreciation (depreciation)	26,645,296	(16,245,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,421,668	(4,335,244)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,039,125)	(715,806)
Institutional Class	(12,474,838)	(13,348,547)
From Net Investment Income and Net Realized Gains	(13,513,963)	(14,064,353)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	30,469,573	7,062,142
Institutional Class	101,902,373	71,719,638
Shares issued in reinvestment of distributions
Investor Class	1,039,125	715,806
Institutional Class	12,474,838	13,348,547
Shares redeemed
Investor Class	(12,022,900)	(8,167,022)
Institutional Class	(75,862,618)	(142,329,100)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	58,000,391	(57,649,989)
Total Increase (Decrease) in Net Assets	84,908,096	(76,049,586)
NET ASSETS:
Beginning of year	405,890,451	481,940,037
End of year	$490,798,547	$405,890,451
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,802,719	675,993
Institutional Class	10,326,130	7,455,542
Shares issued in reinvestment of distributions
Investor Class	95,238	68,939
Institutional Class	1,254,067	1,405,254
Shares redeemed
Investor Class	(1,109,623)	(778,324)
Institutional Class	(7,628,733)	(14,872,086)
Net Increase (Decrease)	5,739,798	(6,044,682)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.35	0.28	0.67	0.95	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	(0.25)	-	(0.25)	$10.35	(1.21%)
12/31/2017	$10.53	0.27	0.14	0.41	(0.21)	-	(0.21)	$10.73	3.90%
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
12/31/2015	$10.70	0.28	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
Institutional Class
12/31/2019	$ 9.45	0.30	0.59	0.89	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	(0.31)	-	(0.31)	$ 9.45	(0.82%)
12/31/2017	$ 9.70	0.29	0.13	0.42	(0.28)	-	(0.28)	$ 9.84	4.37%
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
12/31/2015 (d)	$10.00	0.21	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104%
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
12/31/2015	$ 32,305	0.70%	0.70%	2.64%	49%
Institutional Class
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
12/31/2017	$450,325	0.38%	0.35%	2.91%	104%
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
12/31/2015 (d)	$382,028	0.35% (h)	0.35% (h)	3.25% (h)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 66%, 62%, and 74% for the years ended December 31 2019, 2018, and 2017, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2019

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Annual Report - December 31, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 18,137,076	$ —	$ 18,137,076
Corporate Bonds and Notes	—	162,332,095	—	162,332,095
Foreign Government Bonds and Notes	—	2,430,284	—	2,430,284
Mortgage-Backed Securities	—	176,291,173	—	176,291,173
Municipal Bonds and Notes	—	987,676	—	987,676
U.S. Treasury Bonds and Notes	—	150,639,271	—	150,639,271
Common Stock	25,659	—	—	25,659
Investment Companies(a)	—	—	—	23,164,628
Short Term Investments	—	16,702,147	—	16,702,147
Total investments, at fair value:	25,659	527,519,722	0	550,710,009
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	126,419	—	126,419
Credit Default Swaps(b)	—	30,317	—	30,317
Futures Contracts(b)	1,191,536	—	—	1,191,536
Interest Rate Swaps(b)	—	55,417	—	55,417
Total Assets	$ 1,217,195	$ 527,731,875	$ 0	$ 552,113,698
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	(28,558)	—	(28,558)
Futures Contracts(b)	$ (130,695)	$ —	$ —	$ (130,695)
Interest Rate Swaps(b)	—	(203,006)	—	(203,006)
Total Liabilities	$ (130,695)	$ (231,564)	$ 0	$ (362,259)
(a)	As permitted by U.S. GAAP, investment companies valued at $23,164,628 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.
(b)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is a non-diversified portfolio, one of four of Federated Core Trust, registered as an open-end management investment company under the 1940 Act. This fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is registered under the 1940 Act. This Fund is not a mutual fund, but operates as an "extended redemption" fund. It is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. There are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.

Annual Report - December 31, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$13,513,963	$14,064,353
	$13,513,963	$14,064,353
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,733,962
Undistributed long-term capital gains	—
Capital loss carryforwards	(8,147,896)
Post-October losses	—
Net unrealized appreciation	14,527,735
Tax composition of capital	$8,113,801
At December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2019, the Fund utilized $492,466 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2019, were as follows:
No Expiration	$(8,147,896)
Total	(8,147,896)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$537,223,704
Gross unrealized appreciation on investments	16,911,680
Gross unrealized depreciation on investments	(2,383,945)
Net unrealized appreciation on investments	$14,527,735

Annual Report - December 31, 2019

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 87 futures contracts, net of both long and short positions, for the reporting period.

Annual Report - December 31, 2019

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $3,217,741 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $3,914,462 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2019

The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $6,585,077 in interest rate swaps for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$ 30,317(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$ 55,417(a)	Net unrealized depreciation on interest rate swaps	$(203,006) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,191,536 (a)	Net unrealized depreciation on futures contracts	$(130,695) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 126,419	Unrealized depreciation on forward foreign currency contracts	$ (28,558)
(a)Includes cumulative appreciation of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(4,902,018)	Net change in unrealized appreciation on futures contracts	$2,527,646
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 66,476	Net change in unrealized appreciation on credit default swaps	$51,201
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (155,159)	Net change in unrealized depreciation on interest rate swaps	$(110,531)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 14,958	Net change in unrealized appreciation on forward foreign currency contracts	$ 94,715
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2019.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$126,419	$—	$—	$—	$126,419
Derivative Liabilities (forward contracts)	$ (28,558)	$—	$—	$—	$ (28,558)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Annual Report - December 31, 2019

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$140,993	$251,152	$186,624	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2019, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	971,461	$11,562,491	$5,423,740	$8,642,394	$(262,394)	$1,448,483	$ 632,653	$ 9,792,320	2.00%
Federated Project Trade and Finance Fund	1,495,784	13,705,179	1,846,762	2,040,530	(40,530)	(139,103)	656,173	13,372,308	2.72
					(302,924)	1,309,380	1,288,826	23,164,628	4.72
				Total	$(302,924)	$1,309,380	$1,288,826	$23,164,628	4.72%

Annual Report - December 31, 2019

5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $103,058,394 and $115,240,557, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $830,053,858 and $743,226,259, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $9,626,718 and received collateral as reported on the Statement of Assets and Liabilities of $9,902,057 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$1,850,931
U.S. Treasury Bonds and Notes	8,038,206
Common Stocks	12,920
Total secured borrowings	$9,902,057
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Core Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 10% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020